Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2011
Fair value measurements [Abstract]
Gain (loss) from derivatives
Changes in the fair value of the interest rate swaps, as well as changes in the fair value of the hedged debt, are included in interest expense in the consolidated statements of income and were as follows:

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Gain (loss) from derivatives	$771	$2,507	$(274)	$4,969
Loss from change in fair value of hedged debt	(928)	(2,355)	(323)	(4,643)
Net (increase) decrease in interest expense	$(157)	$152	$(597)	$326

Recurring fair value measurements
Information regarding recurring fair value measurements completed during each period was as follows:

		Fair value measurements using
(in thousands)	Fair value as of June 30, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,717	$-	$10,717	$-
Marketable securities – corporate investments	2,110	-	2,110	-
Long-term investment in mutual funds	2,375	2,375	-	-
Derivative assets	2,634	-	2,634	-

		Fair value measurements using
(in thousands)	Fair value as of December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,249	$-	$10,249	$-
Marketable securities – corporate investments	2,029	-	2,029	-
Long-term investment in mutual funds	2,283	2,283	-	-
Derivative assets	5,456	-	5,456	-

Fair value measurements of other financial instruments
The estimated fair values of these financial instruments were as follows:

	June 30, 2011		December 31, 2010
(in thousands)	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	$17,626	$17,626	$17,383	$17,383
Cash and cash equivalents – funds held for customers	32,687	32,687	25,471	25,471
Short-term debt	13,000	13,000	7,000	7,000
Long-term debt	739,966	748,849	748,122	751,978